Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs		$ 409	$ 260
Common share equivalents [member]
Statement Line Items [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		1,882,225	1,981,740
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture			44.00%
Total provision for decommissioning, restoration and rehabilitation costs		$ 1,450	$ 725
Juanicipio Joint Venture [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture	44.00%	44.00%
Proceeds from sales of investment property	$ 9,525
Payments of mining and transportation costs	$ 1,530